United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-22217

(Investment Company Act File Number)

Federated Core Trust III
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  3/31/10

Date of Reporting Period:  Six months ended 9/30/09

Item 1.                      Reports to Stockholders

Federated Project and Trade Finance Core Fund

A Portfolio of Federated Core Trust III

SEMI-ANNUAL SHAREHOLDER REPORT

September 30, 2009

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Financial Highlights

(For a Share Outstanding Throughout the Period)

Period Ended (unaudited) 9/30/2009[1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment income	0.02
Net unrealized loss on investments	(0.09)
TOTAL FROM INVESTMENT OPERATIONS	(0.07)
Less Distributions:
Distributions from net investment income	(0.02)
Net Asset Value, End of Period	$9.91
Total Return[2]	(0.66)%
Ratios to Average Net Assets:
Net expenses	0.00%[3]
Net investment income	2.65%[3]
Expense waiver/reimbursement[4]	9.53%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$19,128
Portfolio turnover	0%
1	Reflects operations for the period from August 26, 2009 (date of initial investment) to September 30, 2009.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 20091 to September 30, 2009.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 4/1/2009	Ending Account Value 9/30/2009	Expenses Paid During Period[1]
Actual	$1,000	$993.40	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,025.07	$0.00
1	“Actual” expense information for the Fund is for the period from August 26, 2009 (date of initial investment) to September 30, 2009. Actual expenses are equal to the Fund's annualized net expense ratio of 0.00%, multiplied by 36/365 (to reflect the period from initial investment to September 30, 2009). “Hypothetical” expense information is presented on the basis of the full one-half-year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 183/365 (to reflect the full half-year period).
Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)

At September 30, 2009, the Fund's portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Bank Loans	28.6%
Cash Equivalents[2]	71.2%
Other Assets and Liabilities — Net[3]	0.2%
TOTAL	100.0%
1	See the Fund's Confidential Private Offering Memorandum and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments

September 30, 2009 (unaudited)

Principal Amount or Shares			Value
		BANK LOANS – 28.6%
$2,000,000		Afrexim, Unsub., 3.537%, 5/28/2010	$1,989,000
2,000,000		Erdenet, 9.00%, 7/8/2011	1,957,400
1,000,000		SV Oil & Natural Gas Ltd., 4.244%, 9/14/2013	996,000
519,571		Sonangol Finance Ltd., 3.00%, 11/30/2012	519,571
		TOTAL BANK LOANS (IDENTIFIED COST $5,441,850)	5,461,971
		Mutual Fund – 71.2%
13,626,531	[1,2]	Prime Value Obligations Fund, Institutional Shares, 0.30% (AT NET ASSET VALUE)	13,626,531
		TOTAL INVESTMENTS — 99.8% (IDENTIFIED COST $19,068,381)[3]	19,088,502
		OTHER ASSETS AND LIABILITIES - NET — 0.2%[4]	39,436
		TOTAL NET ASSETS — 100%	$19,127,938
1	Affiliated company.
2	7-Day net yield.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at September 30, 2009.
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
  The following is a summary of the inputs used, as of September 30, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Bank Loans	$ —	$5,461,971	$ —	$5,461,971
Mutual Fund	13,626,531	—	—	13,626,531
TOTAL SECURITIES	$13,626,531	$5,461,971	$ —	$19,088,502
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities

September 30, 2009 (unaudited)

Assets:
Total investments in securities, at value including $13,626,531 of investments in an affiliated issuer (Note 5) (identified cost $19,068,381)		$19,088,502
Cash		50,000
Income receivable		8,451
TOTAL ASSETS		19,146,953
Liabilities:
Income distribution payable	$1,356
Payable for custodian fees	3,972
Payable for transfer and dividend disbursing agent fees and expenses	541
Payable for auditing fees	3,963
Payable for legal fees	1,476
Payable for portfolio accounting fees	5,841
Payable for insurance premiums	826
Accrued expenses	1,040
TOTAL LIABILITIES		19,015
Net assets for 1,930,480 shares outstanding		$19,127,938
Net Assets Consist of:
Paid-in capital		$19,109,170
Net unrealized appreciation of investments		20,121
Distributions in excess of net investment income		(1,353)
TOTAL NET ASSETS		$19,127,938
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$19,127,938 ÷ 1,930,480 shares outstanding, no par value, unlimited shares authorized		$9.91
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations

Period Ended September 30, 20091 (unaudited)

Investment Income:
Interest			$8,451
Dividends received from an affiliated issuer (Note 5)			622
TOTAL INCOME			9,073
Expenses:
Investment adviser fee (Note 5)		$342
Administrative personnel and services fee (Note 5)		14,795
Custodian fees		3,972
Transfer and dividend disbursing agent fees and expenses		541
Auditing fees		3,963
Legal fees		1,817
Portfolio accounting fees		5,841
Insurance premiums		826
Miscellaneous		495
TOTAL EXPENSES		32,592
Waivers and Reimbursements (Note 5):
Waiver/reimbursement of investment adviser fee	$(342)
Waiver of administrative personnel and services fee	(14,795)
Reimbursement of other operating expenses	(17,455)
TOTAL WAIVERS AND REIMBURSEMENTS		(32,592)
Net expenses			—
Net investment income			9,073
Unrealized Gain on Investments:
Net change in unrealized appreciation of investments			20,121
Change in net assets resulting from operations			$29,194
1	Reflects operations for the period from August 26, 2009 (date of initial investment) to September 30, 2009.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

Period Ended (unaudited) 9/30/2009[1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,073
Net change in unrealized appreciation of investments	20,121
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	29,194
Distributions to Shareholders:
Distributions from net investment income	(10,426)
Share Transactions:
Proceeds from sale of shares	19,100,100
Net asset value of shares issued to shareholders in payment of distributions declared	9,070
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	19,109,170
Change in net assets	19,127,938
Net Assets:
Beginning of period	—
End of period (including distributions in excess of net investment income of $(1,353))	$19,127,938
1	Reflects operations for the period from August 26, 2009 (date of initial investment) to September 30, 2009.
  See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements

September 30, 2009 (unaudited)

1. ORGANIZATION

Federated Project and Trade Finance Core Fund (the “Fund”) is a non-diversified portfolio of Federated Core Trust III (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Fund's investment objective is to provide total return. Currently, the Fund is only available for purchase by other Federated funds and their affiliates, other investment companies or insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in the U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in the index futures trading. The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Semi-Annual Shareholder Report

Investment Income, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the period ended September 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2009, tax year 2010 will be subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Delaware.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Period Ended September 30	2009[1]
Shares sold	1,929,565
Shares issued to shareholders in payment of distributions declared	915
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	1,930,480
1	Reflects operations for the period from August 26, 2009 (date of initial investment) to September 30, 2009.

4. FEDERAL TAX INFORMATION

At September 30, 2009, the cost of investments for federal tax purposes was $19,068,381. The net unrealized appreciation of investments for federal tax purposes was $20,121. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $21,037 and net unrealized depreciation from investments for those securities having an excess of cost over value of $916.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.10% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the period ended September 30, 2009, the Adviser voluntarily waived $168 of its fee and voluntarily reimbursed $17,455 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the period ended September 30, 2009, FAS waived its entire fee of $14,795.

Semi-Annual Shareholder Report

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the period ended September 30, 2009, the Adviser reimbursed $174. Transactions with the affiliated company during the period ended September 30, 2009, were as follows:

Affiliate	Balance of Shares Held 8/26/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	—	18,602,788	4,976,257	13,626,531	$13,626,531	$622

6. Investment TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the period ended September 30, 2009, were as follows:

Purchases	$5,495,487
Sales	$ —

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of September 30, 2009, there were no outstanding loans. During the period ended September 30, 2009, the program was not utilized.

8. Legal Proceedings

Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”) and various Federated funds (Federated Funds) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”) and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

9. Subsequent events

Management has evaluated subsequent events through November 24, 2009, the date the financial statements were issued, and determined that no events have occurred that require additional disclosure.

Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract - May 2009

Federated Project and Trade Finance Core Fund (the “Fund”)

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2009. Because the Fund did not yet have a meaningful operating history, the Board's decision to approve these contracts reflects the exercise of its business judgment primarily on whether to authorize the continued offering of this new investment vehicle, as originally proposed by, and based on information previously requested by the Board and provided by, the Federated organization, and based on Federated's recommendation to go forward with the Fund. The Fund is distinctive in that it is designed for the efficient management of a particular asset class, is made available for investment only to other Federated Funds and a limited number of other accredited investors and is wholly comprised of structured trade finance.

The Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

The Board also considered the compensation and benefits received by the Adviser and subadviser. This included fees received or to be received for services provided to the Fund by other entities in the Federated organization and research services (if any) received by the Adviser from brokers that execute fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in working with Federated on matters relating to other Federated funds, and was assisted in its deliberations by independent legal counsel. The Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); and the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's expenses in particular, the Board has generally found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, to the extent that similar mutual funds exist, they are readily available to Fund shareholders as alternative investment Semi-Annual Shareholder Report vehicles, and they may be the type of investment vehicle in fact chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund will compete. In this regard, however, the Senior Officer noted that he had been unable to identify any comparable US mutual funds, given its uniqueness and the fact that it will not be a publicly offered fund. He also reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.

It was recognized that the factors mentioned above relating to such matters as fund performance and any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund, are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, the Board will monitor the Fund's performance quarterly as information becomes available. Moreover, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

In connection with the Board's initial consideration of advisory contracts, Federated furnishes reports, requested by the Senior Officer, that make estimates of the allocation of expenses for Funds, using allocation methodologies specified by the Senior Officer. In this case, however, since the fund was not yet effective and no fees or expenses were incurred, no allocation of expenses was completed.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory servicesat this time.

The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. With due regard for the fact that the Fund did not yet have a meaningful operating history, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that Semi-Annual Shareholder Report shareholders may invest in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

The Board based its decision to approve the contracts on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contracts reflects its determination that, based upon the information previously requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to continue the existing arrangements.

Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC's Web site at www.sec.gov.

Quarterly Portfolio Schedule

Each Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's Web site at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Confidential Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERYIn an effort to reduce costs and avoid duplicate mailings, the Fund intends to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Project and Trade Finance Core Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31415N103

41216 (11/09)

Federated is a registered mark of Federated Investors, Inc.
2009 Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Core Trust III

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	November 19, 2009

By	/S/ Richard A. Novak_
Richard A. Novak
Principal Financial Officer
Date	November 19, 2009